LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2012
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Land use rights	36,569	36,399
Accumulated amortization	(3,475)	(4,081)

Land use rights, net	33,094	32,318

Land use rights with net values of RMB453 and RMB2,546 have been pledged as collateral for bank loans as of September 30, 2011 and 2012.

Amortization expenses for the years ended September 30, 2010, 2011 and 2012 were RMB489, RMB502 and RMB892, respectively.